As filed with the Securities and Exchange Commission on December 2, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22790

DoubleLine Equity Funds

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Equity Funds

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2014

*

DoubleLine Equities Growth Fund

DBEGX (I-share)

DLEGX (N-share)*

*	Effective October 1, 2014, the Fund’s Class N shares were re-designated as Class A shares.

DoubleLine Equity LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	September 30, 2014	3

President’s Letter	(Unaudited) September 30, 2014

Dear DoubleLine Funds Shareholder,

On behalf of the DoubleLine Equities Growth Fund (the “Fund”), I am pleased to deliver the Semi-Annual Report for the period ending September 30, 2014. On the following pages you will find specific information regarding the Fund’s operations and holdings. In addition, we discuss the Fund’s investment performance and the main drivers of that performance during the reporting period.

We continue to broadly offer the DoubleLine Equities Growth Fund in two share classes (Class I and Class A). However, we decided to liquidate the DoubleLine Equities Technology Fund (DBETX/DLETX) and the DoubleLine Equities Small Cap Growth Fund (DBESX/DLESX) on June 30th, 2014, in an effort to focus our active equity resources on one Fund. In addition, on October 1, 2014, the DoubleLine Equities Growth Fund’s Class N shares were re-designated as Class A shares. The information in this report relates to the Fund’s Class N shares prior to their re-designation as Class A shares.

If you have any questions regarding the DoubleLine Funds please don’t hesitate to call us at 877-DLine11 (877-354-6311), or visit our website www.doublelinefunds.com to hear our investment management team offer deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald R. Redell, CFA

President

DoubleLine Equity Funds

November 1, 2014

4	DoubleLine Equities Growth Fund

Financial Markets Highlights	(Unaudited) September 30, 2014

Financial Markets Highlights:

The six-month period ended September 30, 2014 saw the S&P 500® Index move higher, closing higher four out of the six months and hitting an all-time high late in the third quarter. Despite the bellwether, the S&P 500® Index returning 6.42% during this period, the market took on an increasingly defensive tone. Most notably, small caps (as measured by the Russell 2000® Index, Russell 2000® Growth Index and Russell 2000® Value Index) had negative returns during this period, significantly underperforming the broader market and S&P 500® Index. Throughout the second quarter, the prospect of tighter Federal Reserve policy (first, plans for an end to Quantitative Easing 3 (QE3) and then the possibility of higher short-term rates) weighed on the market, despite the growth in corporate earnings and signs the economy was on solid footing. More specifically, the improving employment picture indicated the economy was delivering self-sustaining, albeit lackluster, growth. By the end of the quarter, a number of exogenous events began to weigh on the market, especially the first case of Ebola diagnosed in the U.S. and the emergence of ISIS in the Levant. More importantly, signs of weakness in Europe and China cast doubt on the ability of the U.S. to grow despite global economic weakness.

Semi-Annual Report	September 30, 2014	5

Management’s Discussion of Fund Performance	(Unaudited) September 30, 2014

Management Discussion of Fund Performance:

DoubleLine Equities Growth Fund

During the six-month period ended September 30, 2014 , the S&P 500® Index benchmark returned 6.42%, while the Fund gained 2.53%. Our stock selection negatively contributed to performance, while sector allocation positively contributed slightly over 1.00% of relative performance. Our cash balance in the Fund cost us approximately 0.50% of relative performance. The two best performing sectors of the benchmark during the period were Healthcare and Information Technology. Our overweight position in both those sectors contributed positively to relative performance.

In terms of security selection, our best performing sector was Healthcare for the period. In Healthcare, our investments in Gilead Sciences, Celgene, Isis Pharmaceuticals, LDR Holding and Illumina benefitted on relative performance, while Athena Health and Insmed were notable drags on relative performance.

Energy was the greatest drag on relative performance for the Fund during the period. Energy was the worst performing sector in the benchmark, and three of our four positions – Oceaneering International, Franks International, and Core Labs – performed worse than the Energy sector as a whole. Our stock selection in Information Technology was also a significant drag on relative performance for the period. While Twitter, Yelp, Tableau and Facebook all helped relative performance, their contribution was more than offset by the weak performance of ARM Holdings, Alliance Data Systems, Workday and Pandora Media. Finally, Consumer Staples was also a notable drag on relative performance owing to our investment in Sprouts Farmers Market.

Period Ended 9-30-14	6-Months
I-share (DBEGX)	2.53%
N-share (DLEGX)*	2.38%
S&P 500	6.42%

*	Effective October 1, 2014, the Fund’s Class N shares were re-designated as Class A shares. The performance shown for Class N shares during the period does not reflect the sales charge applicable to the purchase of Class A shares.

**	The Adviser has contractually agreed to waive fees and reimburse expenses through July 31, 2015.

For additional performance information, please refer to the “DoubleLine Equity Funds’ Standardized Performance Summary.”

Past performance is not a guarantee of future results.

Opinions expressed herein are as of September 30, 2014 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

The performance shown assumes the reinvestment of all dividends and distributions and does not reflect any reductions for taxes. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedules of Investments for a complete list of Fund holdings.

This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The DoubleLine Equities Growth Fund may invest in foreign securities which involve political, economic, and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund may use certain types of exchange traded funds or investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund may invest in smaller capitalization companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Equities may decline in value due to both real and perceived general market, economic and industry conditions.

Russell 2000® Index—A subset of the Russell 3000 Index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2000® Growth Index—This index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

Russell 2000® Value Index—This index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index—The Standard & Poor’s U.S. 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

A direct investment cannot be made in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

The DoubleLine Equity Funds are distributed by Quasar Distributors, LLC.

6	DoubleLine Equities Growth Fund

(Unaudited) September 30, 2014

DoubleLine® is a registered trademark of DoubleLine Capital LP.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.

DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.

Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.

Semi-Annual Report	September 30, 2014	7

DoubleLine Equity Funds’ Standardized Performance Summary	(Unaudited) September 30, 2014

Period Ended 9-30-2014	6-Months	1-Year	Since Inception Annualized (4-1-13)	Gross Expense Ratio	Net Expense Ratio**
I-share (DBEGX)	2.53%	11.26%	19.78%	13.33%	1.06%
N-share (DLEGX)*	2.38%	11.01%	19.54%	13.58%	1.31%
S&P 500® Total Return Index	6.42%	19.73%	19.29%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than the original bond cost. Current performance of the fund may be lower or higher than the performance quoted. Performance reflects management fees and other fund expenses. Performance data current to the most recent month-end may be obtained by calling (213) 633-8200 or by visiting www.doublelinefunds.com.

* Effective October 1, 2014, the Fund’s Class N shares were re-designated as Class A shares. The performance shown for Class N shares during the period does not reflect the sales charge applicable to the purchase of Class A Shares.

** The Adviser has contractually agreed to waive fees and reimburse expenses through July 31, 2015.

8	DoubleLine Equities Growth Fund

Schedule of Investments DoubleLine Equities Growth Fund	(Unaudited) September 30, 2014

SHARES	SECURITY DESCRIPTION	VALUE $
COMMON STOCKS 96.2%

AEROSPACE & DEFENSE 4.4%
2,100	HEICO Corporation	98,070
878	Precision Castparts Corporation	207,981

		306,051

BEVERAGES 1.1%
869	Constellation Brands, Inc.*	75,742

BIOTECHNOLOGY 16.0%
3,005	Achillion Pharmaceuticals, Inc.*	29,990
2,318	Arrowhead Research Corporation*	34,237
529	Biogen Idec, Inc.*	174,998
1,114	BioMarin Pharmaceutical, Inc.*	80,386
1,756	Celgene Corporation*	166,434
1,372	Gilead Sciences, Inc.*	146,049
2,537	Incyte Corporation*	124,440
3,808	Isis Pharmaceuticals, Inc.*	147,865
4,855	Seattle Genetics, Inc.*	180,509
1,615	Versartis, Inc.*	30,669

		1,115,577

COMMERCIAL BANKS 3.0%
4,249	First Republic Bank	209,816

COMPUTERS & PERIPHERALS 1.6%
925	Stratasys Ltd.*	111,721

ELECTRICAL EQUIPMENT 3.5%
4,875	AMETEK, Inc.	244,774

ENERGY EQUIPMENT & SERVICES 4.7%
718	Core Laboratories N.V. (Netherlands)	105,079
3,432	Oceaneering International, Inc.	223,664

		328,743

FOOD & STAPLES RETAILING 3.9%
772	PriceSmart, Inc.	66,114
7,058	Sprouts Farmers Market, Inc.*	205,176

		271,290

FOOD PRODUCTS 2.9%
1,959	Hain Celestial Group, Inc.*	200,504

HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
4,020	LDR Holding Corporation*	125,142

HEALTH CARE TECHNOLOGY 2.9%
1,551	athenahealth, Inc.*	204,251

INSURANCE 3.0%
1,970	ACE Ltd. (Switzerland)	206,594

INTERNET & CATALOG RETAIL 3.0%
653	Amazon.com, Inc.*	210,553

INTERNET SOFTWARE & SERVICES 11.4%
1,143	CoStar Group, Inc.*	177,782
1,947	Facebook, Inc.*	153,891
788	LinkedIn Corporation*	163,739
3,715	Pandora Media, Inc.*	89,754
1,519	Twitter, Inc.*	78,350
1,856	Yelp, Inc.*	126,672

		790,188

IT SERVICES 3.5%
982	Alliance Data Systems Corporation*	243,801

SHARES	SECURITY DESCRIPTION			VALUE $
LIFE SCIENCES TOOLS & SERVICES 3.5%
1,501	Illumina, Inc.*			246,044

ROAD & RAIL 1.8%
1,001	Kansas City Southern			121,321

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
4,404	ARM Holdings PLC (United Kingdom) - ADR			192,411

SOFTWARE 14.7%
2,423	NetSuite, Inc.*			216,955
3,072	Salesforce.com, Inc.*			176,732
4,209	ServiceNow, Inc.*			247,405
2,899	Tableau Software, Inc.*			210,612
2,071	Workday, Inc.*			170,858

				1,022,562

SPECIALTY RETAIL 6.7%
2,064	CarMax, Inc.*			95,873
5,352	DSW, Inc.			161,149
3,426	Tractor Supply Company			210,733

				467,755

	Total Common Stocks (Cost $6,606,507)			6,694,840

SHORT TERM INVESTMENTS 8.8%
203,961	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦	203,961
203,962	Fidelity Institutional Government Portfolio	0.01%	♦	203,962
203,961	Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.04%	♦	203,961

	Total Short Term Investments (Cost $611,884)			611,884

	Total Investments 105.0% (Cost $7,218,391)			7,306,724
	Liabilities in Excess of Other Assets (5.0)%			(350,604)

	NET ASSETS 100.0%			$6,956,120

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2014	9

(Unaudited) September 30, 2014

INVESTMENT BREAKDOWN as a % of Net Assets:
Biotechnology	16.0%
Software	14.7%
Internet Software & Services	11.4%
Short Term Investments	8.8%
Specialty Retail	6.7%
Energy Equipment & Services	4.7%
Aerospace & Defense	4.4%
Food & Staples Retailing	3.9%
Life Sciences Tools & Services	3.5%
Electrical Equipment	3.5%
IT Services	3.5%
Internet & Catalog Retail	3.0%
Commercial Banks	3.0%
Insurance	3.0%
Health Care Technology	2.9%
Food Products	2.9%
Semiconductors & Semiconductor Equipment	2.8%
Health Care Equipment & Supplies	1.8%
Road & Rail	1.8%
Computers & Peripherals	1.6%
Beverages	1.1%
Other Assets and Liabilities	(5.0)%

100.0%

*	Non-Income Producing
ADR	American Depositary Receipt
♦	Seven-day yield as of September 30, 2014

10	DoubleLine Equities Growth Fund	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	(Unaudited) September 30, 2014

ASSETS
Investments in Securities, at Value*	$6,694,840
Short-term Securities*	611,884
Interest and Dividends Receivable	1,619
Receivable for Investments Sold	129,012
Investment Advisory Fees Receivable	7,534
Total Assets	7,444,889

LIABILITIES
Payable for Investments Purchased	422,409
Accrued Expenses	49,178
Transfer Agent Expenses Payable	15,700
Administration, Fund Accounting and Custodian Fees Payable	899
Distribution Fees Payable	478
Registration Fees Payable	83
Payable for Fund Shares Redeemed	22
Total Liabilities	488,769
Net Assets	$6,956,120

NET ASSETS CONSIST OF:
Paid-in Capital	$6,590,534
Undistributed (Accumulated) Net Investment Income (Loss)	(15,639)
Accumulated Net Realized Gain (Loss)	292,892
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	88,333
Net Assets	$6,956,120

*Identified Cost:
Investments in Securities	$6,606,507
Short-term Securities	$611,884

Class I (unlimited shares authorized):
Net Assets	$4,910,236
Shares Outstanding	379,144
Net Asset Value, Offering and Redemption Price per Share	$12.95

Class N (unlimited shares authorized):
Net Assets	$2,045,884
Shares Outstanding	158,456
Net Asset Value, Offering and Redemption Price per Share	$12.91

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2014	11

Statement of Operations	(Unaudited) Period Ended September 30, 2014

INVESTMENT INCOME
Income:
Dividends	$9,739
Interest	37
Total Investment Income	9,776
Expenses:
Transfer Agent Expenses	25,454
Registration Fees	24,289
Investment Advisory Fees	17,712
Trustees’ Fees and Expenses	16,756
Shareholder Reporting Expenses	5,279
Professional Fees	5,055
Miscellaneous Expenses	2,265
Distribution Fees - Class N	2,168
Administration, Fund Accounting and Custodian Fees	1,263
Insurance Expenses	434
Total Expenses	100,675
Less: Fees Waived	(75,260)
Net Expenses	25,415

Net Investment Income	(15,639)

REALIZED & UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on Investments in Securities	198,996
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(190,317)

Net Realized and Unrealized Gain (Loss)	8,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,960)

12	DoubleLine Equities Growth Fund	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	(Unaudited) September 30, 2014

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014[1]

OPERATIONS
Net Investment Income	$(15,639)	$(11,564)
Net Realized Gain (Loss)	198,996	135,119
Net Change in Unrealized Appreciation (Depreciation)	(190,317)	278,650
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,960)	402,205

DISTRIBUTIONS TO SHAREHOLDERS
From Net Realized Gain
Class I	—	(21,187)
Class N	—	(8,472)

Total Distributions to Shareholders	—	(29,659)

NET SHARE TRANSACTIONS
Class I	3,123,565	1,500,621
Class N	588,545	1,377,803
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	3,712,110	2,878,424

Total Increase (Decrease) in Net Assets	$3,705,150	$3,250,970

NET ASSETS
Beginning of Period[2]	$3,250,970	$—
End of Period	$6,956,120	$3,250,970

Accumulated (Undistributed) Net Investment Income (Loss)	$(15,639)	$—

[1]	Commencement of operations on April 1, 2013
[2]	Amount does not reflect the value of the Adviser’s seed money investment on March 8, 2013.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2014	13

Financial Highlights	(Unaudited) September 30, 2014

	DoubleLine Equities Growth Fund
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014[1]	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014[1]
	Class I	Class I	Class N	Class N

Net Asset Value, Beginning of Period	$12.63	$10.00	$12.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[4]	(0.04)	(0.07)	(0.03)	(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized)	0.36	2.85	0.33	2.83
Total from Investment Operations	0.32	2.78	0.30	2.76

Less Distributions:
Distributions from Net Realized Gain	—	(0.15)	—	(0.15)
Total Distributions	—	(0.15)	—	(0.15)
Net Asset Value, End of Period	$12.95	$12.63	$12.91	$12.61
Total Return	2.53%[2]	27.83%	2.38%[2]	27.63%

Supplemental Data:
Net Assets, End of Period (000’s)	$4,910	$1,821	$2,046	$1,430
Ratios to Average Net Assets:
Expenses Before Fees Waived	4.45%[3]	13.32%	4.70%[3]	13.57%
Expenses After Fees Waiver	1.05%[3]	1.05%	1.30%[3]	1.30%
Net Investment Income (Loss)	(0.57)%[3]	(0.58)%	(0.45)%[3]	(0.53)%
Portfolio Turnover Rate	60%[2]	54%	60%[2]	54%

[1]	Commencement of operations on April 1, 2013
[2]	Not annualized
[3]	Annualized
[4]	Calculated based on average shares outstanding during the period.

14	DoubleLine Equities Growth Fund	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	(Unaudited) September 30, 2014

1.  Organization

DoubleLine Equity Funds, a Massachusetts business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the DoubleLine Equities Growth Fund (the “Fund”). The Fund offers two classes of shares, Class A shares and Class I shares. Effective October 1, 2014, Class N shares were re-designated as Class A shares.

The Doubleline Equities Small Cap Growth Fund and Doubleline Equities Technology Fund were liquidated on June 30, 2014.

The DoubleLine Equities Growth Fund commenced operations on April 1, 2013. The Fund’s investment objective is to seek long-term capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of September 30, 2014, the Fund did not hold any investments in private investment funds.

Short-term debt investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 20141:

Category
Investments in Securities
Level 1
Common Stocks	$6,694,840
Money Market Funds	611,884
Total Level 1	7,306,724
Level 2	—
Level 3	—
Total	$7,306,724

See	the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Levels 1, 2 or 3 during the period ended September 30, 2014.

Semi-Annual Report	September 30, 2014	15

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2014

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years, 2014 for the Fund, are those that are open for exam by taxing authorities. As of September 30, 2014 the Fund has no examination in progress.

Management has analyzed the Fund’s tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-ended March 31, 2014. The Fund identifies its major tax jurisdiction as U.S. Federal, the State of Massachusetts and the State of California. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received.

D. Dividends and Distributions to Shareholders. Dividends from the net investment income of the Fund will be declared and paid at least annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or accumulated net realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

G. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

H. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or on another reasonable basis. Investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.

3.  Related Party Transactions

DoubleLine Equity LP (the “Adviser”) provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for the day-to-day management of the Trust’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% of the average daily net assets of the DoubleLine Equities Growth Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

16	DoubleLine Equities Growth Fund

(Unaudited) September 30, 2014

The Adviser has contractually agreed to limit the DoubleLine Equities Growth Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 1.05% for the Class I shares and 1.30% for the Class A shares. For the purposes of the expense limitation agreement between the Adviser and the Fund, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. The Fund’s expense limitation is expected to apply until at least July 31, 2015 except it may be terminated during its term only by a majority vote of the disinterested Trustees of the Board.

The Adviser is permitted to be reimbursed for fee waivers and/or expense reimbursements it made to a Fund in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees waived and/or expenses reimbursed. Any such reimbursement requested by the Adviser is subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.

The Adviser contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated below:

Date of Expiration	DoubleLine Equities Growth Fund
March 31, 2017	$251,064
March 31, 2018	75,260

All officers and two of the trustees of the Trust are officers or employees of DoubleLine Group LP. The Trust pays a fee only to those trustees who are not affiliated with DoubleLine Group LP or the Adviser.

4.  Distribution, Sales Charge and Redemption Fees

Class A shares of the Fund make payments under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class A shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class A shares.

5.  Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended September 30, 2014 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Equities Growth Fund	$5,761,195	$2,430,815

There were no U.S. Government transactions during the period. U.S. Government transactions are defined as those involving U.S. Treasury bills, bonds, and notes.

6.  Income Tax Information

The tax character of distributions for the Funds were as follows:

	DoubleLine Equities Growth Fund
	Period Ended September 30, 2014	Year Ended March 31, 2014
Distributions Paid From:
Ordinary Income	$—	$29,659
Total Distributions Paid	$—	$29,659

The cost basis of investments for federal income tax purposes as of September 30, 2014 was as follows:

DoubleLine Equities Growth Fund
Tax Cost of Investments	$7,219,363
Gross Tax Unrealized Appreciation	258,289
Gross Tax Unrealized Depreciation	(170,928)
Net Tax Unrealized Appreciation (Depreciation)	$87,361

Semi-Annual Report	September 30, 2014	17

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2014

As of March 31, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

DoubleLine Equities Growth Fund
Net Tax Unrealized Appreciation (Depreciation)	$277,678
Undistributed Ordinary Income	94,868
Undistributed Long Term Capital Gain	—
Total Distributable Earnings	94,868
Other Accumulated Gains (Losses)	—
Total Accumulated Earnings (Losses)	$372,546

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

As of March 31, 2014, the Fund did not have any available capital loss carryforwards.

The Fund may elect to defer to the first day of the next taxable year all or part of any late-year ordinary losses or post-October capital losses. As of March 31, 2014, the Fund deferred, on a tax basis, no post-October losses.

Additionally, US GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to net operating losses. For the period ended March 31, 2014, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
DoubleLine Equities Growth Fund	$11,564	$(11,564)	$—

7.  Share Transactions

Transactions in the Fund’s shares were as follows:

	DoubleLine Equities Growth Fund
	Period Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014[1]
	Shares	Amount	Shares	Amount
Shares Sold
Class I	282,803	$3,743,892	171,576	$1,839,841
Class N	91,547	1,170,079	135,704	1,654,362
Reinvested Dividends
Class I	—	—	999	12,264
Class N	—	—	625	7,664
Shares Redeemed
Class I	(47,843)	(620,327)	(28,391)	(351,484)
Class N	(46,481)	(581,534)	(22,939)	(284,223)
Net Increase (Decrease) Resulting From Fund Share Transactions	280,026	$3,712,110	257,574	$2,878,424

8.  Trustees’ Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $16,756 from the Fund during the period ended September 30, 2014. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees’ Fees and Expenses in the fund’s Statement of Operations includes $16,755 in current fees (either paid in cash or deferred) and an increase of $1 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

18	DoubleLine Equities Growth Fund

(Unaudited) September 30, 2014

9.  Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Trust, along with another affiliated trust (all the series of each such trust, the “DoubleLine Funds”), an uncommitted, $450,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the Bank’s prime rate less 0.50% (weighted average rate of 2.75% for the period ended September 30, 2014).

As of September 30, 2014, the Fund’s credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense
DoubleLine Equities Growth Fund	$146,500	$258,000	$112

10.  Significant Shareholder Holdings

As of September 30, 2014, shareholders affiliated with the Fund and/or Adviser owned shares of the Fund as follows:

	Shares	Percent of Total Outstanding Shares—Per Class	Percent of Total Outstanding Shares—Total Fund
DoubleLine Equities Growth Fund—Class I	110,315	29%	21%

Investment activities of these shareholders could have a material affect on the Fund.

11.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect a Fund’s net asset value, yield and total return. You should read the Fund’s prospectus carefully for a description of the principal risks associated with investing in the Fund.

•	cash position risk: to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•	convertible securities risk: investing in convertible bonds and securities includes the risk that the issuer may default in the payment of principal and/or interest and the risk that the value of the investment may decline if interest rates rise.

•	depositary receipts risk: investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

•	derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.

•	equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•	foreign investing risk: the risk that a Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. If a Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions.

•	fund level tax risk: the risk that a Fund could be considered a personal holding company for federal income tax purposes, which will result in Fund-level income tax and an additional personal holding company tax of 20% on all the investment income and gains of the Fund not timely distributed to shareholders.

Semi-Annual Report	September 30, 2014	19

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2014

•	growth securities risk: the risk that growth securities will be more sensitive to changes in current or expected earnings than other types of securities and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits.

•	investment company and exchange-traded fund risk: the risk that an investment company, including any exchange-traded fund (“ETF”), in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	large shareholder risk: the risk that certain account holders, including funds or accounts over which the Adviser has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•	limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•	market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•	market risk: the risk that the overall market will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by a Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•	portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of a Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•	privately-held companies and private funds risk: investments in privately-held companies and private funds are typically illiquid and may require a substantial period of time before a substantial increase in price (if any) can occur.

•	reliance on the adviser: the risk associated with each Fund’s ability to achieve its investment objective being dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. While the portfolio managers of a Fund may have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar, the past experience of the portfolio managers does not guarantee future results for the Fund.

•	securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent a Fund focuses or concentrates its investment in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

12.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

20	DoubleLine Equities Growth Fund

Shareholder Expenses	(Unaudited) September 30, 2014

Example

As a shareholder of DoubleLine Equities Growth Fund (the “Fund”), you incur two basic types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period covered by this report.

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
		Fund’s Annualized Expense Ratio[1]	Beginning Account Value	Ending Account Value 3/31/14[1]	Expenses Paid During Period*[1]	Ending Account Value 3/31/14[1]	Expenses Paid During Period*[1]
DoubleLine Equities Growth Fund	Class I	1.05%	$1,000	$1,025	$5.33	$1,020	$5.32
	Class N	1.30%	$1,000	$1,024	$6.60	$1,019	$6.58

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

1 Reflects fee waiver and expense limitation arrangements in effect during the period.

Semi-Annual Report	September 30, 2014	21

Federal Tax Information	(Unaudited) September 30, 2014

For the fiscal year ended March 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income is as follows:

Qualified Dividend Income
DoubleLine Equities Growth Fund	9.15%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended March 31, 2014 is as follows:

Dividend Received Deduction
DoubleLine Equities Growth Fund	6.60%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund were as follows:

DoubleLine Equities Growth Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for the Fund were as follows:

DoubleLine Equities Growth Fund	0.01%

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

22	DoubleLine Equities Growth Fund

Information About Proxy Voting	(Unaudited) September 30, 2014

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the commission’s website at http://www.sec.gov.

Information About Portfolio Holdings

It is the policy of the Trust to provide certain unaudited information regarding the portfolio composition of the Fund as of month-end to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter).

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Fund at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for portfolio holdings may be accepted.

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the SEC website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the SEC Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report	September 30, 2014	23

Privacy Notice	(Unaudited) September 30, 2014

What Does DoubleLine Do With Your Personal Information?

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

The types of personal information DoubleLine collects and shares depend on the product or service you have with us. This information may include:

•	Social Security Number;
•	account balances;
•	transaction or loss history;
•	assets;
•	investment experience;
•	account transactions;
•	risk tolerance.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•	to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
•	DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.
•	to alert a customer to other financial products and services offered by DoubleLine or an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We have procedures designed to limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We seek to maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Information Collected from Websites. Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Certain portions of doublelinefunds.com are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

24	DoubleLine Equities Growth Fund

DoubleLine Equity LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	info@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Equity LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Distributor:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center

Drive, Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doublelinefunds.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this

1

report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Equity Funds

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date November 26, 2014

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date November 26, 2014

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